Component of Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized holding gains on securities available for sale, Current period other comprehensive income (loss)	¥ 4,690	¥ 725	¥ 1,978
Net unrealized holding gains (losses) on derivative instruments, Current period other comprehensive income (loss)	555	(1,506)	(26)
Total accumulated other comprehensive loss, beginning balance	(142,389)
Total accumulated other comprehensive loss, ending balance	(43,440)	(142,389)
Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, beginning balance	(131,009)	(122,286)	(85,056)
Foreign currency translation adjustments, Current period other comprehensive income (loss)	92,176	(8,723)	(37,230)
Foreign currency translation adjustments, ending balance	(38,833)	(131,009)	(122,286)
Net unrealized holding gains on securities available for sale, beginning balance	16,829	16,104	14,126
Net unrealized holding gains on securities available for sale, Current period other comprehensive income (loss)	4,690	725	1,978
Net unrealized holding gains on securities available for sale, ending balance	21,519	16,829	16,104
Pension liability adjustments, beginning balance	(26,338)	(24,406)	(24,315)
Pension liability adjustments, Current period other comprehensive income (loss)	1,503	(1,932)	(91)
Pension liability adjustments, ending balance	(24,835)	(26,338)	(24,406)
Net unrealized holding gains (losses) on derivative instruments, beginning balance	(1,871)	(471)	(389)
Net unrealized holding gains (losses) on derivative instruments, Current period other comprehensive income (loss)	580	(1,400)	(82)
Net unrealized holding gains (losses) on derivative instruments, ending balance	(1,291)	(1,871)	(471)
Total accumulated other comprehensive loss, beginning balance	(142,389)	(131,059)	(95,634)
Total accumulated other comprehensive loss, Current period other comprehensive income (loss)	98,949	(11,330)	(35,425)
Total accumulated other comprehensive loss, ending balance	¥ (43,440)	¥ (142,389)	¥ (131,059)